LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of detailed information about loss per share [Table Text Block]
	For the Year Ended
(in thousands of shares)	December 31, 2021	December 31, 2020
Issued ordinary shares at the beginning of the period	161,721	41,797
Effect of Qualifying Transaction	-	53,560
Effect of Warrant Exercise	8,762	5,211
Effect of Pipe Transaction	-	1,279
Effect of Conversion of Preferred Units	-	-
Weighted-average numbers of ordinary shares	170,483	101,847

Loss per share
Basic and diluted loss per share	(0.07)	(0.04)